Income Taxes and Duties - Summary of Income Tax Expense (Benefit) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of income taxes [line items]
Total duties, taxes and other	$ 39,838	$ 715,756	$ 290,281,198	$ 219,999,281
PEMEX
Disclosure of income taxes [line items]
Current income tax		2,199,983	1,944,247
Deferred income tax		(1,484,227)	160,837,942
Total duties, taxes and other		$ 715,756	$ 162,782,189	$ 5,923,357